Nature of Business (Details)	12 Months Ended
Dec. 31, 2020
Patagonia Gold S.A. ("PGSA")
IfrsStatementLineItems [Line Items]
Incorporation	Argentina
Percent ownership	95.30%
Functional currency	USD
Business purpose	Production and Exploration Stage
Minera Minamalu S.A.
IfrsStatementLineItems [Line Items]
Incorporation	Argentina
Percent ownership	100.00%
Functional currency	USD
Business purpose	Exploration Stage
Huemules S.A.
IfrsStatementLineItems [Line Items]
Incorporation	Argentina
Percent ownership	100.00%
Functional currency	USD
Business purpose	Exploration Stage
Leleque Exploracion S.A.
IfrsStatementLineItems [Line Items]
Incorporation	Argentina
Percent ownership	100.00%
Functional currency	USD
Business purpose	Exploration Stage
Patagonia Gold Limited (formerly Patagonia Gold PLC)
IfrsStatementLineItems [Line Items]
Incorporation	UK
Percent ownership	100.00%
Functional currency	GBP
Business purpose	Holding
Minera Aquiline S.A.U.
IfrsStatementLineItems [Line Items]
Incorporation	Argentina
Percent ownership	100.00%
Functional currency	USD
Business purpose	Exploration Stage
Patagonia Gold Canada Inc.
IfrsStatementLineItems [Line Items]
Incorporation	Canada
Percent ownership	100.00%
Functional currency	CAD
Business purpose	Holding
Patagonia Gold Chile S.C.M.
IfrsStatementLineItems [Line Items]
Incorporation	Chile
Percent ownership	100.00%
Functional currency	CH
Business purpose	Exploration Stage
Ganadera Patagonia S.R.L.
IfrsStatementLineItems [Line Items]
Incorporation	Argentina
Percent ownership	100.00%
Functional currency	USD
Business purpose	Land Holding
1272680 B.C. Ltd
IfrsStatementLineItems [Line Items]
Incorporation	Canada
Percent ownership	100.00%
Functional currency	CAD
Business purpose	Nominee Shareholder